Income taxes (Tables)	6 Months Ended
Jun. 30, 2025
Income Tax Disclosure [Abstract]
Schedule of components of loss before income taxes

The loss before income taxes were comprised of the following:

	For the Six Months Ended June 30, 2025	For the Six Months Ended June 30, 2024
	(Unaudited)	(Unaudited)
Singapore	$54,675	$(667,572)
Malaysia	(75,633)	-
Foreign	(1,185,012)	(16,081,681)
Total loss before income taxes	$(1,205,970)	$(16,749,253)

Schedule of provision for income taxes

The provision (benefit) for income taxes consisted of the following:

	For the Six Months Ended June 30, 2025	For the Six Months Ended June 30, 2024
	(Unaudited)	(Unaudited)
Current	$13,727	$-
Deferred	(18,001)	(979)
Provision (benefit) for the income taxes consist of the following:	$(4,274)	$(979)

Schedule of deferred tax assets and liabilities

The following table sets forth the significant components of the aggregate deferred tax assets and liabilities of the Company as of:

	June 30, 2025	December 31, 2024
	(Unaudited)
Deferred Tax Assets
Valuation allowance for credit losses	$442	$411
Net operating loss carry forwards	600,808	675,460
Lease liabilities	41,530	32,849
Less: valuation allowance*	(602,092)	(676,318)
Total deferred tax assets, net	$40,688	$32,402

Deferred Tax Liabilities
Right of use assets	$(40,688)	$(32,402)
Amortization of intangible assets	(58,699)	(76,700)
Total deferred tax liabilities	(99,387)	(109,102)
Deferred tax liabilities, net	$(58,699)	$(76,700)

*	The valuation allowance on all deferred tax assets increased by $74,226 from December 31, 2024 to June 30, 2025.

Schedule of taxes payable	Taxes payable consist of the following:
	June 30, 2025	December 31, 2024
	(Unaudited)
GST taxes payable	$159,073	$260,243
Income taxes payable	-	2,801
Totals	$159,073	$263,044